Financial instruments - Payments agreed by contracts, Derivative (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Less than 1 year | Derivatives designated as hedging instruments | Designated as cash flow hedges
Payments agreed by contracts
Non-discounted payments, derivative financial instruments	€ 2,901	€ 4,897
Less than 1 year | Derivatives not designated as hedging instruments
Payments agreed by contracts
Non-discounted payments, derivative financial instruments	9,523	21,427
1 to 3 Years | Derivatives designated as hedging instruments | Designated as cash flow hedges
Payments agreed by contracts
Non-discounted payments, derivative financial instruments	560	970
1 to 3 Years | Derivatives not designated as hedging instruments
Payments agreed by contracts
Non-discounted payments, derivative financial instruments	€ 102,434	€ 94,782